Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS International Growth Fund

	Shares	Value ($)
Common Stocks 96.0%
Argentina 1.9%
Globant SA* (Cost $3,136,952)	60,326	11,382,310
Brazil 1.6%
Magazine Luiza SA	717,812	3,132,572
Pagseguro Digital Ltd. "A"*	140,799	6,668,241
(Cost $5,623,554)		9,800,813
Canada 6.6%
Agnico Eagle Mines Ltd.	116,500	7,634,800
Alimentation Couche-Tard, Inc. "B"	177,200	5,884,836
Brookfield Asset Management, Inc. "A"	461,250	18,628,292
Canadian National Railway Co.	72,430	7,584,877
(Cost $19,498,175)		39,732,805
China 8.7%
Alibaba Group Holding Ltd. (ADR)*	54,343	14,311,772
Dada Nexus Ltd. (ADR)* (a)	17,597	1,019,746
Minth Group Ltd.	490,633	2,441,580
Momo, Inc. (ADR)	104,200	1,498,396
New Oriental Education & Technology Group, Inc. (ADR)*	30,500	5,027,925
Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	861,226
Ping An Insurance (Group) Co. of China Ltd. "H"	1,042,500	12,248,881
Tencent Holdings Ltd.	201,300	14,679,011
(Cost $28,713,071)		52,088,537
France 11.6%
Airbus SE*	33,602	3,510,385
Capgemini SE	41,400	5,777,436
Cie de Saint-Gobain*	99,600	4,762,477
LVMH Moet Hennessy Louis Vuitton SE	25,868	14,892,350
Orpea*	34,880	4,374,210
Schneider Electric SE	15,336	2,165,460
SMCP SA 144A* (a)	266,037	1,684,905
Teleperformance	32,267	10,815,221
TOTAL SE	188,000	7,960,376
VINCI SA	86,539	8,827,988
Vivendi SA	170,665	5,114,797
(Cost $58,584,432)		69,885,605
Germany 13.3%
adidas AG*	10,230	3,250,920
Allianz SE (Registered)	44,250	10,392,336
BASF SE	63,200	4,620,883
Deutsche Boerse AG	86,889	14,466,670
Evonik Industries AG	200,920	6,062,412
Evotec SE*	185,660	5,662,109
Fresenius Medical Care AG & Co. KGaA	128,100	10,832,707
LANXESS AG	71,500	4,985,066
SAP SE	54,200	6,590,895
TeamViewer AG 144A*	209,823	9,992,510
Wacker Chemie AG	24,700	3,082,042
(Cost $69,489,351)		79,938,550
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $1,053,773)	517,001	6,632,394
Ireland 3.4%
Experian PLC	313,054	11,087,532
Kerry Group PLC "A"	64,070	8,961,449
(Cost $10,886,488)		20,048,981
Japan 10.4%
Daikin Industries Ltd.	57,300	12,963,299
Fast Retailing Co., Ltd.	10,300	8,418,556
Hoya Corp.	83,000	11,021,327
Kao Corp.	36,900	2,752,113
Keyence Corp.	25,400	12,900,897
MISUMI Group, Inc.	122,489	3,809,548
Pigeon Corp.	125,200	5,576,000
Shimadzu Corp.	139,900	5,012,688
(Cost $35,249,366)		62,454,428
Korea 1.8%
Samsung Electronics Co., Ltd. (Cost $8,010,494)	180,900	10,916,990
Luxembourg 1.2%
Eurofins Scientific SE* (Cost $2,294,250)	87,200	7,119,118
Macau 0.5%
Sands China Ltd. (Cost $3,846,274)	747,600	3,069,340
Netherlands 5.6%
Adyen NV 144A*	1,900	3,634,037
ASML Holding NV	17,200	7,507,306
ING Groep NV*	534,868	5,204,319
Koninklijke Philips NV*	161,184	8,340,402
NXP Semiconductors NV (b)	32,000	5,069,440
Prosus NV	32,959	3,581,518
(Cost $25,239,879)		33,337,022
Singapore 1.9%
DBS Group Holdings Ltd. (Cost $9,563,255)	611,400	11,404,684
South Africa 1.1%
Naspers Ltd. "N" (Cost $7,542,377)	32,959	6,639,775
Sweden 3.0%
Assa Abloy AB "B"	94,500	2,250,238
Hexagon AB "B"*	34,839	2,904,942
Nobina AB 144A*	725,500	4,916,649
Spotify Technology SA* (c)	28,000	8,158,360
(Cost $11,435,584)		18,230,189
Switzerland 9.1%
Alcon, Inc.*	20,948	1,336,969
Julius Baer Group Ltd.	39,600	2,286,329
Lonza Group AG (Registered)	29,750	18,674,750
Nestle SA (Registered)	112,558	12,603,125
Novartis AG (Registered)	85,505	7,732,109
Roche Holding AG (Genusschein)	25,600	8,423,405
Zur Rose Group AG*	12,200	3,680,882
(Cost $29,552,975)		54,737,569
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,056,354)	670,000	11,272,113
United Kingdom 4.1%
Clarivate PLC* (c)	158,500	4,349,240
Clinigen Group PLC	305,800	2,680,119
Compass Group PLC	225,250	3,958,183
Farfetch Ltd. "A"* (c)	94,500	5,164,425
Halma PLC	156,200	4,620,831
Rentokil Initial PLC*	566,000	3,758,986
(Cost $18,977,342)		24,531,784
United States 7.2%
Activision Blizzard, Inc.	66,000	5,245,680
EPAM Systems, Inc.*	35,000	11,281,550
Marsh & McLennan Companies, Inc.	53,393	6,120,974
MasterCard, Inc. "A"	19,842	6,677,031
NVIDIA Corp.	10,743	5,758,893
Schlumberger NV	83,604	1,738,127
Thermo Fisher Scientific, Inc.	14,000	6,509,720
(Cost $16,664,752)		43,331,975
Total Common Stocks (Cost $369,418,698)		576,554,982
Preferred Stocks 0.8%
Germany
Sartorius AG (Cost $2,367,721)	10,500	4,781,414
Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	3,125,483
Exchange-Traded Funds 0.5%
United States
iShares MSCI Japan ETF (a) (Cost $2,708,231)	45,364	2,920,988
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (d) (e) (Cost $4,739,740)	4,739,740	4,739,740
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.09% (d) (Cost $13,213,988)	13,213,988	13,213,988
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $392,448,378)	100.8	605,336,595
Other Assets and Liabilities, Net	(0.8)	(4,529,058)
Net Assets	100.0	600,807,537

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2020 are as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (d) (e)
856,135	3,883,605 (f)	—	—	—	19,430	—	4,739,740	4,739,740
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.09% (d)
18,294,365	12,747,613	17,827,990	—	—	2,502	—	13,213,988	13,213,988
19,150,500	16,631,218	17,827,990	—	—	21,932	—	17,953,728	17,953,728

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $4,741,716, which is 0.8% of net assets.
(b)	Listed on the NASDAQ Stock Exchange.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $169,835.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At November 30, 2020 the DWS International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	127,968,110	22%
Health Care	98,349,585	17%
Industrials	87,434,294	15%
Financials	80,752,485	14%
Consumer Discretionary	76,593,567	13%
Consumer Staples	39,458,405	7%
Communication Services	34,696,244	6%
Materials	29,510,686	5%
Energy	9,698,503	1%
Total	584,461,879	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$11,382,310	$—	$—	$11,382,310
Brazil	9,800,813	—	—	9,800,813
Canada	39,732,805	—	—	39,732,805
China	21,857,839	30,230,698	—	52,088,537
France	—	69,885,605	—	69,885,605
Germany	—	79,938,550	—	79,938,550
Hong Kong	—	6,632,394	—	6,632,394
Ireland	—	20,048,981	—	20,048,981
Japan	—	62,454,428	—	62,454,428
Korea	—	10,916,990	—	10,916,990
Luxembourg	—	7,119,118	—	7,119,118
Macau	—	3,069,340	—	3,069,340
Netherlands	5,069,440	28,267,582	—	33,337,022
Singapore	—	11,404,684	—	11,404,684
South Africa	—	6,639,775	—	6,639,775
Sweden	8,158,360	10,071,829	—	18,230,189
Switzerland	—	54,737,569	—	54,737,569
Taiwan	—	11,272,113	—	11,272,113
United Kingdom	9,513,665	15,018,119	—	24,531,784
United States	43,331,975	—	—	43,331,975
Preferred Stocks	—	4,781,414	—	4,781,414
Other Investments	—	3,125,483	—	3,125,483
Exchange-Traded Funds	2,920,988	—	—	2,920,988
Short-Term Investments (g)	17,953,728	—	—	17,953,728
Total	$169,721,923	$435,614,672	$—	$605,336,595

(g)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DIGF-PH1

R-080548-1 (1/23)